Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund	Dec. 30, 2022
Fidelity Emerging Asia Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.64%)
Past 5 years	19.17%
Past 10 years	12.10%
Fidelity Emerging Asia Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.71%)
Past 5 years	17.12%
Past 10 years	11.10%
Fidelity Emerging Asia Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.43%)
Past 5 years	15.49%
Past 10 years	10.09%
F1433
Average Annual Return:
Past 1 year	(4.72%)
Past 5 years	11.30%
Past 10 years	8.03%